Income Taxes Composition of Tax Distributions (FY) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Ordinary income	27.70%	28.60%
Non-dividend distributions	45.50%	70.90%
Capital gain distributions	26.80%	0.50%
Total	100.00%	100.00%